Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Property and Equipment, net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, capitalization threshold	$ 5
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Company vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	5 years
Computers, software and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life (in years)	3 years